CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 126,302	$ 2,334,377	$ 69,191
Accounts receivable - trade	323,425	42,254	0
Inventory, net	942,694	792,664	465,678
Prepaid costs	17,983	3,418	0
Deposits	58,416	51,916	24,308
Current portion of right of use asset	336,681	0
Total current assets	1,805,501	3,224,629	559,177
EQUIPMENT, NET	633,507	712,866	302,689
INTANGIBLE ASSETS	2,709,939	3,280,453	0
NON-CURRENT PORTION OF RIGHT OF USE ASSET	748,729	0
TOTAL ASSETS	5,897,676	7,217,948	861,866
CURRENT LIABILITIES:
Accounts payable - trade	1,430,201	1,054,371	821,398
Accrued expenses	285,884	261,954	133,988
Accrued expenses - related parties	24,793	73,585	37,776
Derivative liability	1,286,743	1,795,473	2,660,167
Current portion of convertible notes payable	2,685,122	3,404,133	3,015,021
Current portion of notes payable - related parties	102,830	100,020	0
Current portion of capital lease	3,780	8,534	0
Deferred revenue	0	89,504	10,000
Current portion of right of use liability	328,923	0
Total current liabilities	6,148,276	6,787,574	6,678,350
NON-CURRENT PORTION OF RIGHT OF USE LIABILITY	760,366	0
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' DEFICIT
Preferred stock	0	0	0
Common stock	375,960	343,749	236,752
Additional paid in capital	141,886,782	139,331,067	123,678,069
Accumulated deficit	(145,198,634)	(141,176,087)	(129,731,305)
Total stockholders' deficit	(2,935,892)	(1,501,271)	(5,816,484)
NON CONTROLLING INTEREST IN EZ-CLONE ENTERPRISES, INC.	1,924,926	1,931,645	0
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 5,897,676	$ 7,217,948	$ 861,866